Segment Reporting - Segment Reporting Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2025 vessel	Dec. 31, 2025 lease
Segment Reporting Information [Line Items]
Voyage revenues	$ 636,958	$ 710,744	$ 726,791
Voyage expenses	(12,081)	(11,594)	(21,440)
Operating Costs and Expenses	222,640	230,896	232,660
Time-charter hire expenses	0	(8,237)	(8,777)
Depreciation and amortization	(143,982)	(142,664)	(145,728)
General and administrative expenses	(34,452)	(29,088)	(30,911)
write-down of vessels	(71,006)	(382,770)	27,991
Restructuring Charges	(21,927)	0	0
Income (loss) from vessel operations	130,870	(94,505)	315,266
Equity income (note 7)	$ 93,241	$ 122,279	149,006
Number of Reportable Segments | segment	2
Number of vessels		15		16	2
Corporate Joint Venture
Segment Reporting Information [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 1,357,862	$ 1,346,578
Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	636,958	710,744	726,791
Voyage expenses	(12,081)	(11,594)	(21,440)
Operating Costs and Expenses	222,640	230,896	232,660
Time-charter hire expenses		(8,237)	(8,777)
Depreciation and amortization	(143,982)	(142,664)	(145,728)
General and administrative expenses	(34,452)	(29,088)	(30,911)
write-down of vessels	(71,006)	(382,770)	27,991
Restructuring Charges	(21,927)
Income (loss) from vessel operations	130,870	(94,505)	315,266
Equity income (note 7)	93,241	122,279	149,006
Segment, Expenditure, Addition to Long-Lived Assets	60,595	257,185	102,896
Expenditures for dry docking	(16,847)	(7,939)	(27,920)
Operating Segments | Corporate Joint Venture
Segment Reporting Information [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	1,357,862	1,346,578	1,311,739
LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	522,468	566,614	563,514
Voyage expenses	(11,178)	(4,598)	(6,715)
Operating Costs and Expenses	186,710	181,427	175,382
Time-charter hire expenses		0	0
Depreciation and amortization	(111,816)	(111,339)	(110,477)
General and administrative expenses	(30,971)	(23,402)	(24,111)
write-down of vessels	(71,006)	(387,109)	35,807
Restructuring Charges	(21,927)
Income (loss) from vessel operations	88,860	(141,261)	282,636
Equity income (note 7)	67,525	94,577	120,021
Segment, Expenditure, Addition to Long-Lived Assets	59,302	256,540	102,809
Expenditures for dry docking	(4,233)	(4,623)	(26,633)
Number of vessels | vessel				51
LNG segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	1,142,885	1,158,718	1,151,581
Number of vessels | vessel				24
NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	114,490	144,130	163,277
Voyage expenses	(903)	(6,996)	(14,725)
Operating Costs and Expenses	35,930	49,469	57,278
Time-charter hire expenses		(8,237)	(8,777)
Depreciation and amortization	(32,166)	(31,325)	(35,251)
General and administrative expenses	(3,481)	(5,686)	(6,800)
write-down of vessels	0	4,339	(7,816)
Restructuring Charges	0
Income (loss) from vessel operations	42,010	46,756	32,630
Equity income (note 7)	25,716	27,702	28,985
Segment, Expenditure, Addition to Long-Lived Assets	1,293	645	87
Expenditures for dry docking	(12,614)	(3,316)	(1,287)
Number of vessels | vessel				42
NGL segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 214,977	$ 187,860	$ 160,158
Number of vessels | vessel				32